OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

February 28, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:  Oppenheimer Variable Account Funds
Post-Effective Amendment No. 59 under the Securities Act
and Amendment No. 54 under the Investment Company Act
File Nos. 2-93177; 811-4108

To the Securities and Exchange Commission:

On behalf of Oppenheimer Main Street Small Cap Fund/VA (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), which amendment constitutes Post-Effective Amendment No. 59 to the Registration Statement under the Securities Act and Amendment No. 54 to the Registration Statement under the Investment Company Act (the "Amendment").

This filing is being made pursuant to Rule 485(a) under the Securities Act to reflect a change in the Fund's non-fundamental investment policies and a corresponding change to the Fund's name, pursuant to Rule 35d-1 under the Investment Company Act. The Amendment has been tagged to indicate changes from Post-Effective Amendment No. 56 to the Registration Statement, which was filed with the Commission on April 28, 2010. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment.

The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the amendment to the Registrant’s registration statement filed with the SEC pursuant to Rule 485(b) under the Securities Act on April 28, 2010. The material differences are that the Prospectus and Statement of Additional Information (“SAI”) contained in the Amendment have been revised to reflect the Fund Board’s adoption of a change to its non-fundamental 80% investment policy and a corresponding change of the Fund's name to Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Under the its revised policy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies having a market capitalization in the range of the Russell 2500TM Index, a broad index of the market performance of small- and mid-sized companies (currently companies with market capitalizations of approximately $25 million to $6 billion dollars). The Amendment also includes the addition of a third portfolio manager to the Fund's investment team.

We anticipate that an amendment to the Registration Statement will be filed on or about April 19, 2011, including (i) audited financial statements for the Registrant’s fiscal year ended December 31, 2010; (ii) responses to any comments of the SEC staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing are scheduled to become effective on April 30, 2010, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards
Vice President & Associate Counsel

cc:     Nancy S. Vann, Esq.

         Gloria LaFond

            KPMG LLP

            K&L Gates LLP